Land Use Rights (Tables)	12 Months Ended
Sep. 30, 2025
Land Use Rights [Abstract]
Schedule of Land Use Rights

Land use rights as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Land use rights, cost	$4,944,307	$5,015,749
Less: accumulated amortization	(730,771)	(642,591)
Land use rights, net	$4,213,536	$4,373,158